Finance expense - Schedule of finance expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Interest costs [Abstract]
Interest on convertible loan	$ 769,946	$ 0
Interest on loans payable	207,678	331,036
Interest on lease liabilities	236,600	87,852
Total	$ 1,214,224	$ 418,888